Submission	May 14, 2026
Submission [Line Items]
Central Index Key	0001087294
Registrant Name	CUMBERLAND PHARMACEUTICALS INC
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES